Summary of Significant Accounting Policies - Schedule Of Useful Lives Of Property And Equipment (Detail)	12 Months Ended
Dec. 31, 2021
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Vehicle Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Lease Term	Shorter of estimated life of the asset or remaining lease term
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years